Leases - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Balance, beginning of period	R$ 350,393	R$ 136,104	R$ 127,921
New contracts	3,274	6,901	13,578
Re-measurement by index	23,878	19,214	11,744
Lease Modification	(2,529)	(19,454)	(1,594)
Business combinations		228,258
Depreciation expense	(25,333)	(20,630)	(15,545)
Balance, end of period	349,683	350,393	136,104
Non-current	R$ 349,683	R$ 350,393	R$ 136,104